Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill - gross	¥ 987,175	¥ 947,980	¥ 929,951
Accumulated impairment losses	(33,325)	(32,416)	(31,290)
Balance at beginning of year	915,564	898,661
Goodwill acquired during the year	28,826	0
Translation adjustments and other	9,460	16,903
Balance at end of year	953,850	915,564
Printing Business Unit
Goodwill [Line Items]
Goodwill - gross	146,025	142,185	139,036
Accumulated impairment losses	(33,325)	(32,416)	(31,290)
Balance at beginning of year	109,769	107,746
Translation adjustments and other	2,931	2,023
Balance at end of year	112,700	109,769
Imaging Business Unit
Goodwill [Line Items]
Goodwill - gross	293,749	289,999	272,241
Balance at beginning of year	289,999	272,241
Translation adjustments and other	3,750	17,758
Balance at end of year	293,749	289,999
Medical Business Unit
Goodwill [Line Items]
Goodwill - gross	537,183	506,513	508,907
Balance at beginning of year	506,513	508,907
Goodwill acquired during the year	28,826	0
Translation adjustments and other	1,844	(2,394)
Balance at end of year	537,183	506,513
Industrial and Others Business Unit
Goodwill [Line Items]
Goodwill - gross	10,218	9,283	¥ 9,767
Balance at beginning of year	9,283	9,767
Translation adjustments and other	935	(484)
Balance at end of year	¥ 10,218	¥ 9,283